UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.5%
Arizona 1.1%
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.	Aaa	7.25%	7/15/10	$1,030		$1,077,174
Pima Cnty. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	(d)	3,572,310
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100		1,346,290

						5,995,774

California 8.8%
Anaheim Pub. Fin. Auth. Lease Rev., Ser. 641A, F.S.A., R.I.T.E.S.(h)
(cost $2,573,993; Purchased 3/29/00)	NR	6.00	9/01/16	2,210		3,360,415
Ser. 641B, F.S.A., R.I.T.E.S.(h)
(cost $2,053,833; Purchased 3/29/00)	NR	6.00	9/01/24	1,815		2,860,876
California Edl. Facs. Auth. Rev.,
Pomona Coll., C.A.B.S., Ser. A	Aaa	Zero	7/01/32	1,575		372,645
Pomona Coll., C.A.B.S., Ser. A	Aaa	Zero	7/01/33	3,155		706,089
California St. Pub. Wks. Brd. Lease Rev.,
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/19	2,000		2,181,700
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/20	2,000		2,176,960
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/22	2,000		2,165,920
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	9,900		10,425,096
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P.,
Cmnty. Hosps. of Central Calfornia	Baa2	4.75	2/01/08	1,115		1,137,166
Cmnty. Hosps. of Central Calfornia	Baa2	4.75	2/01/09	1,165		1,188,358
Cmnty. Hosps. of Central Calfornia	Baa2	4.75	2/01/10	1,210		1,229,348
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser A, C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60		26,392
Foothill / Eastern Corridor Agcy. Toll Rd.
Rev., M.B.I.A.	Aaa	5.375	1/15/15	2,500		2,707,075
Golden St. Tobacco Securitization Corp.
Tobacco Settlement Rev., Asset Bkd., Ser. B,	Baa1	5.75	6/01/22	2,500		2,653,225
Los Angeles Cmnty. Redev. Agcy. Fin. Auth.
Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	4,500		4,699,665
Los Angeles Harbor Dept. Rev., Ser. B, A.M.T.	Aa2	5.375	11/01/23	2,000		2,074,820
Pittsburg Redev. Agcy. Tax Alloc., Los
Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000		694,520
San Joaquin Hills Trans. Corridor Agcy. Toll
Rd. Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000		2,171,290
Santa Margarita Dana Point Auth. Rev., Impvt.
Dists. 3, 4, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000		2,521,240
West Contra Costa Sch. Dist., Rfdg., C.O.P.	Baa3	7.125	1/01/24	1,600		1,636,560

						46,989,360

Colorado 2.2%
Adams & Arapahoe Cntys. Joint Sch. Dist. No.
28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25	12/01/20	2,000		2,155,500

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Arapahoe Cnty., Sch. Dist., No. 005, Cherry Creek	Aa2		5.50	12/15/19	1,885		2,040,343
Boulder Cnty. Sales & Use Tax Rev., Ser. A, F.G.I.C.	Aaa		6.00	12/15/17	3,970		4,437,984
Colorado Hsg. Fin. Auth. Sngl. Fam. Proj., Ser. A-2, A.M.T.	Aa2		7.25	5/01/27	229		229,625
Ser. A-2, A.M.T.	Aa2		6.875	11/01/28	475		476,150
Ser. B-1, A.M.T.	Aa2		7.90	12/01/25	15		15,094
Ser. C-1, A.M.T., M.B.I.A.	Aaa		7.65	12/01/25	40		40,828
Ser. C-2, A.M.T., F.H.A.	Aa2		5.90	8/01/23	1,045		1,065,837
Ser. C-2, A.M.T., F.H.A.	Aa2		7.05	4/01/31	1,070		1,107,546
Westminster Sales & Use Tax Ref. Rev., Str. Proj., Ser. A	AA	(c)	5.60	12/01/16	400		431,296

							12,000,203

Connecticut 0.8%
Connecticut St. Spec. Tax Oblig. Rev., Trans.
Infrastructure, Ser. A	Aaa		7.125	6/01/10	1,000	(b)	1,156,200
Connecticut St., Rite-1060 R Ser. C, G.O.(h) (cost $3,076,402; Purchased 9/15/02)	AAA	(c)	5.00	11/15/09	2,855		3,126,910

							4,283,110

Delaware 0.4%
Delaware River & Bay Auth.,
M.B.I.A.	Aaa		5.00	1/01/25	1,000		1,048,700
M.B.I.A.	Aaa		5.00	1/01/27	1,000		1,045,470

							2,094,170

District of Columbia 0.4%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125	9/15/31	2,040		2,093,917

Florida 4.8%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3		5.50	12/01/08	5,000		5,352,950
Florida St. Brd. of Ed., G.O.	Aa1		9.125	6/01/14	1,260		1,646,719
Florida St. Corr. Privatization Comn. Certs. Part. Rev., Ser. A, A.M.B.A.C.	Aaa		5.00	8/01/14	3,520		3,788,048
Ser. A, A.M.B.A.C.	Aaa		5.00	8/01/15	3,690		3,944,610
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa		5.00	10/01/10	3,040		3,256,935
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa		5.00	8/01/22	1,350		1,411,371
Ser. A, C.O.P., F.G.I.C.	Aaa		5.00	8/01/23	2,555		2,663,204
Reunion West Cmnty. Dev. Dist. Spec. Assmt.,	NR		6.25	5/01/36	1,000		1,028,650
Volusia Cnty. Sch. Brd. Salestax Rev., F.S.A.	Aaa		5.00	10/01/08	2,385		2,536,662

							25,629,149

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev. Rev.	Aa2		6.75	7/01/16	500		608,935
Fulton Cnty. Sch. Dist. Rev.	Aa2		6.375	5/01/17	750		910,080

							1,519,015

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	5/01/24	2,000		2,127,620

Illinois 7.5%
Alton Illinois Hosp. Fac. Rev., St. Anthonys Hlth. Ctr.	BB+	(c)	6.00	9/01/10	1,975		1,956,929
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lein, Ser. B-1, X.L.C.A.	Aaa		5.25	1/01/34	1,975		2,059,253
Chicago Sngl. Fam. Mtge. Rev., Ser. A, A.M.T., F.N.M.A., G.N.M.A.	AAA	(c)	7.15	9/01/31	265		268,654
Chicago, G.O., F.G.I.C.	Aaa		5.25	1/01/28	3,625		3,757,059
Eastern Illinois Univ. Rev., Auxilary Facs. Sys., A.M.B.A.C.	Aaa		5.625	4/01/18	1,800		1,915,452
Gilberts Spec. Svc. Area No. 9 Spec. Tax, Big Timber Proj.	NR		7.75	3/01/27	2,000		2,224,540
Illinois Dev. Fin. Auth., Solid Wste. Disp. Rev., Wste. Mgmt. Inc. Proj.	Baa3		5.05	1/01/10	2,000		2,065,420
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advancement Fd., Univ. Ctr. Proj.	Baa2		6.00	5/01/22	1,500		1,592,520
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2		5.25	8/15/34	5,000		5,206,250
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa		5.625	12/01/17	4,000	(b)	4,418,680
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	8,500		8,877,400
Schaumburg, Ser. B, F.G.I.C.	Aaa		5.00	12/01/38	5,500		5,618,085

							39,960,242

Indiana 0.4%
Indiana St. Hsg. Fin. Auth., Sngl. Fam. Mtge. Rev., Ser. B-2, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.00	1/01/34	2,000		1,995,440

Kansas 1.5%
Sedgwick & Shwnee Cnty. Sngl. Fam. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		3.00	12/01/27	2,500		2,646,450
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.75	6/01/27	2,715		2,848,985
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		3.00	12/01/27	2,370		2,512,579

							8,008,014

Louisiana 1.6%
De Soto Parish Louisiana Environ. Impvt. Rev., Int’l Paper Co., Ser. A, A.M.T.	Baa2		4.75	3/01/19	2,500		2,430,450

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.	Aaa		8.90	2/01/07	5,780		6,391,697

							8,822,147

Maryland 1.9%
Baltimore, Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A	(c)	7.00	8/01/11	835		841,547
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A3		6.75	7/01/30	5,000		5,592,300
Northeast Wste. Disp. Auth. Rev., Baltimore City Sludge Corp. Proj.(h) (cost $1,683,000; Purchased 6/30/93)	NR		7.25	7/01/07	1,683		1,772,283
Montgomery Cnty. Res. Rec. Proj., Ser. A, A.M.T.(h) (cost $1,004,757; Purchased 4/3/97)	A2		6.00	7/01/07	1,000		1,046,950
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.	Aaa		6.50	9/01/12	1,000		1,143,030

							10,396,110

Massachusetts 4.2%
Boston Ind. Dev. Fin. Auth. Swr. Fac. Rev., Harbor Elec. Engy. Co. Proj., A.M.T.	Aa3		7.375	5/15/15	1,295		1,299,338
Mass. St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Svcs.(h) (cost $640,000; Purchased 12/7/98)	Ba2		6.00	11/01/28	640		613,440
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig., Ser. B	Baa3		6.75	7/01/16	3,590		3,949,179
Harvard Univ., Ser. W	Aaa		6.00	7/01/35	500	(b)	566,955
Simmons Coll., Ser. D, A.M.B.A.C.	Aaa		6.05	10/01/20	1,000	(b)	1,140,220
Univ. Mass. Pro., Ser. A, F.G.I.C.	Aaa		5.875	10/01/29	500	(b)	555,650
Valley Reg. Hlth. Sys., Ser. C	AAA	(c)	7.00	7/01/10	825		955,466
Mass. St. Ind. Fin. Agcy. Bradford Coll.(h) (cost $515,043; Purchased 4/30/98)	NR		Zero	11/01/28	1,000	(e)(f)	280,000
Mass. St. Wtr. Poll. Abatement Trust, Pool Prog., Ser. 6	Aaa		5.625	8/01/17	2,760	(b)	3,084,024
Pool Prog., Ser. 6, Unfdg.	Aaa		5.625	8/01/17	110		120,940
Pool Prog., Ser. 9	Aaa		5.25	8/01/33	2,500		2,641,400
Mass. St. Wtr. Res. Auth. Rev.,
Ser. B, M.B.I.A.	Aaa		6.25	12/01/11	500		576,220
Ser. D, M.B.I.A.	Aaa		6.00	8/01/13	500		576,100
Mass. St.,
Cons. Ln., Ser. C, G.O.	Aa2		5.25	11/01/30	1,425	(b)	1,555,373
Ser. C, G. O., F.G.I.C.	Aaa		6.00	8/01/09	1,250		1,384,475
Massachusetts St. Spec. SPL., Rev., Cons.
Ln., Ser. A, F.S.A.	Aaa		5.50	6/01/21	2,000		2,272,460
Rail Connections Inc. Rev., Rte. 128, Ser. B,
A.C.A.	Aaa		Zero	7/01/21	2,500	(b)	1,020,350

							22,591,590

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Michigan 2.8%
Harper Creek Cmnty. Sch. Dist., G.O.	Aa2		5.50	5/01/17	1,500		1,635,585
Michigan Mun. Bond Auth. Rev., Drinking Wtr. St. Revolving Fd.	Aaa		5.25	10/01/15	2,000		2,198,460
Michigan St. Bldg. Auth. Rev., Rfdg. Facs. Prog., Ser III	Aa3		5.375	10/15/22	3,750		4,045,350
Michigan St. Hosp. Fin. Auth. Rev., Ascension Hlth., Ser. A	Aa3		5.00	11/01/12	1,250		1,329,013
Genesys Hlth. Sys., Ser. A	AAA	(c)	8.125	10/01/21	1,000	(b)	1,047,730
Genesys Hlth. Sys., Ser. A	AAA	(c)	7.50	10/01/27	500	(b)	512,500
Okemos Pub. Sch. Dist., M.B.I.A.	Aaa		Zero	5/01/12	1,100		824,769
M.B.I.A.	Aaa		Zero	5/01/13	1,000		710,290
Sturgis Pub. Sch. Dist., Sch. Bldg. & Site, G.O.	Aa2		5.50	5/01/14	670	(b)	735,057
Wyandotte Elec. Rev., G.O., M.B.I.A.	Aaa		6.25	10/01/08	1,645		1,749,375

							14,788,129

Minnesota 0.8%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1		5.80	1/01/19	3,885		4,052,288

Missouri 0.8%
Missouri St. Hsg. Dev. Comm. Mtge. Rev., Sngl. Fam. Homeowner Ln., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	AAA	(c)	7.20	9/01/26	480		486,504
St. Louis Arpt. Rev., Arpt. Dev. Prog., Ser. A, M.B.I.A.	Aaa		5.625	7/01/19	3,500		3,835,860

							4,322,364

Nevada 1.2%
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj., Ser. A,	B-	(c)	5.60	10/01/30	4,735		4,476,280
Henderson, Wtr. & Swr., Ser. A, G.O., F.G.I.C.	Aaa		5.25	9/01/15	2,000	(b)	2,140,340

							6,616,620

New Hampshire 1.0%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3		Zero	1/01/24	4,740		1,578,847
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB-	(c)	6.30	1/01/16	500		511,335
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Coll. Issue	BBB-	(c)	7.50	1/01/31	3,000		3,232,530

							5,322,712

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
New Jersey 3.5%
Casino Reinvestment Dev. Auth., Room Fee ., A.M.B.A.C.	Aaa		5.25	1/01/24	1,600		1,717,552
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2		5.625	6/15/19	1,250		1,330,025
Cigarette Tax	Baa2		5.75	6/15/34	750		785,392
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2		6.25	7/01/17	2,175		2,452,487
Raritan Bay Med. Ctr. Issue	NR		7.25	7/01/27	2,000		2,082,800
South Jersey Hosp.	Baa1		6.00	7/01/26	1,565		1,658,571
South Jersey Hosp.	Baa1		6.00	7/01/32	1,000		1,052,960
St. Peter’s Univ. Hosp., Ser. A	Baa1		6.875	7/01/30	2,000		2,197,180
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Sec., Ser. B, A.M.B.A.C.	Aaa		Zero	1/01/35	3,000		1,854,570
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa		5.00	1/01/34	3,000		3,083,250
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3		6.00	6/01/37	400		398,264

							18,613,051

New Mexico 2.2%
New Mexico Mtge. Fin. Auth. Rev, Sngl. Fam. Mtge., Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa		3.50	7/01/36	2,500		2,617,875
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mgte., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA	(c)	4.75	7/01/35	4,955		5,031,208
Sngl. Fam. Mtge., Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA	(c)	6.15	3/01/32	1,425		1,474,889
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtg. Prog., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA	(c)	3.50	7/01/35	2,500		2,625,025

							11,748,997

New York 15.4%
Erie Cnty. Ind. Dev. Agy. Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/19	1,250		1,394,337
City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/23	3,030		3,362,058
City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/24	6,765		7,402,060
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa		5.50	11/15/18	4,000		4,412,760
New York City Transitional Fin. Auth. Rev.,
Balance, Future Tax Sec’d., Ser. A	Aa1		5.75	2/15/17	3,445	(b)	3,790,740
Future Tax Sec’d., Ser. A	Aa1		5.75	2/15/17	1,555	(b)	1,743,964
Future Tax Sec’d., Ser. C	Aa1		5.50	11/01/20	4,000	(b)	4,350,360
Ref. Future Tax Sec’d., Ser A-1	Aa1		5.00	11/01/24	2,000		2,086,860
Ser. C	Aa1		5.50	2/15/16	2,500		2,734,250
New York City, G.O.,
Ser. B	A2		7.25	8/15/07	3,500	(b)	3,827,880
Ser. B, E.T.M.	Aaa		8.25	6/01/06	1,500		1,595,520
Ser. D	A2		7.65	2/01/07	45		45,182
Ser. J, F.S.A.	Aaa		5.00	3/01/18	2,745		2,916,947

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
New York St. Dorm. Auth. Rev., Ref. Sec’d Hosp. Catskill Reg., F.G.I.C.	Aaa		5.25	2/15/17	2,160		2,339,820
Ref. Sec’d Hosp. Catskill Reg., F.G.I.C.	Aaa		5.25	2/15/18	2,300		2,481,838
New York St. Environ. Facs. Corp. Poll. Ctrl. Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa		5.80	1/15/14	20	(b)	20,905
St. Wtr. Revolv. Fdg., Ser. C	Aaa		5.80	1/15/14	1,260		1,314,848
New York St. Mun. Brd. Bank Agcy. Spl. Sch. Purp. Rev., Ser. C	A+	(c)	5.25	12/01/22	3,595		3,792,437
New York St. Mun. Brd. Bank Agcy. Spl. Sch., Ser. C	A+	(c)	5.25	6/01/22	3,200		3,375,744
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., Ser. B,	NR		7.625	1/01/30	990		1,032,877
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A-1	A2		5.50	6/01/14	4,125		4,453,680
Asset Bkd., Ser. A-1	A2		5.50	6/01/16	3,000		3,234,120
Asset Bkd., Ser. A-1	A2		5.50	6/01/18	3,000		3,283,680
Asset Bkd., Ser. A-1	A2		5.50	6/01/19	5,000		5,492,250
Ser. C-1	A2		5.50	6/01/14	3,000		3,230,610
Ser. C-1	A2		5.50	6/01/15	500		539,020
United Nations Dev. Corp. Rev., Ser. A	A3		5.25	7/01/12	1,665		1,728,253
Ser. A	A3		5.25	7/01/15	1,730		1,793,439
Ser. A	A3		5.25	7/01/17	2,000		2,070,700
Ser. A	A3		5.25	7/01/21	1,370		1,420,238
Ser. A	A3		5.25	7/01/25	1,000		1,036,710

							82,304,087

North Carolina 2.7%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa		6.00	7/01/24	1,000		1,091,990
Charlotte Storm Wtr. Fee Rev.,	Aa2		6.00	6/01/25	500	(b)	565,880
No. Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., A.M.B.A.C.	Aaa		6.00	1/01/18	1,000		1,163,300
Pwr. Sys. Rev., Ser. A	Aaa		6.00	1/01/26	650	(b)	776,587
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa		6.50	1/01/18	2,635		3,246,030
Pwr. Sys. Rev., Ser. A, E.T.M.	Baa2		6.40	1/01/21	1,000		1,207,730
Pwr. Sys. Rev., Ser. A, M.B.I.A.	Baa2		6.50	1/01/18	1,005		1,215,769
No. Carolina Hsg. Fin. Agcy., Home Ownership, Ser. 6 A, A.M.T.	Aa2		6.20	1/01/29	780		807,464
No. Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., M.B.I.A.	Aaa		6.00	1/01/10	1,250		1,390,213
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa		6.00	7/01/21	1,000		1,091,990
Pitt Cnty. Rev., Mem. Hosp., E.T.M.	Aaa		5.25	12/01/21	1,000		1,040,880
Raleigh Comb. Enterprise Sys. Rev.	Aa1		5.00	3/01/21	1,000		1,052,110

							14,649,943

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
North Dakota 2.0%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station, A.M.B.A.C.	Aaa		7.20	6/30/13	9,000		10,691,460

Ohio 5.8%
Brecksville Broadview Heights City Sch. Dist., F.G.I.C.	Aaa		6.50	12/01/16	1,000		1,075,520
Cleveland, G.O., M.B.I.A.	Aaa		5.75	8/01/14	1,000		1,143,260
G.O., M.B.I.A.	Aaa		5.75	8/01/15	1,000		1,148,520
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., A.M.T., F.H.A.	NR		7.625	1/01/22	1,640	(b)	2,018,676
Cuyahoga Cnty. Hosp. Facs. Rev., Canton Inc. Proj.	Baa2		7.50	1/01/30	5,000		5,583,250
Cuyahoga Cnty. Hosp. Rev., Meridia Hlth. Sys.	A1		6.25	8/15/24	1,500	(b)	1,551,375
Dayton, G.O., M.B.I.A.	Aaa		7.00	12/01/07	480		528,346
Dover Mun. Elec. Sys. Rev., F.G.I.C.	Aaa		5.95	12/01/14	1,000		1,031,740
Greene Cnty. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa		6.125	12/01/21	1,000	(b)	1,099,760
Hamilton Cnty. Sales Tax Rev., Sub. C.A.B.S., Ser. B, A.M.B.A.C.	Aaa		Zero	12/01/20	2,000		958,560
Hilliard Sch. Dist. C.A.B.S. Sch. Impvt., F.G.I.C.	Aaa		Zero	12/01/19	1,720		870,698
Lucas Cnty. Hlth. Care Fac. Rev., Ref. Presbyterian Svcs., Ser. A	NR		6.625	7/01/14	1,750		1,821,155
Rfdg. Impvt., Sunset Ret., Ser. A	NR		6.625	8/15/30	1,000		1,043,020
Mahoning Cnty. Ohio Hosp. Fac. Rev., Forum Hlth. Oblig. Group, Ser. A	Baa1		6.00	11/15/32	1,500		1,593,240
Montgomery Cnty. Swr. Sys. Rev., Greater Moraine, Beaver Creek, F.G.I.C.	Aaa		Zero	9/01/05	1,000		989,990
Mount Vernon City Sch. Dist., G.O., F.G.I.C.	Aaa		7.50	12/01/14	500		505,220
Newark, Ltd. Tax, G.O., A.M.B.A.C.	Aaa		Zero	12/01/06	805		768,075
Ohio Hsg. Fin. Agcy. Mtge. Rev., Res. Con. Opt., Ser. C-1, A.M.T., G.N.M.A.	Aaa		6.05	3/01/32	265		275,751
Ohio St. Bldg. Auth., St. Corr. Facs., Ser. A	Aa2		6.00	10/01/08	615		673,296
Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv. Univ., Ser. B	A1		6.50	10/01/20	750		910,785
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T.(h) (cost $508,750; Purchased 8/28/97)	NR		Zero	8/01/22	500	(e)	0
Ohio St. Univ. Gen. Rcpts., Ser. A	Aa2		6.00	12/01/16	1,000		1,113,400
Ohio St. Wtr. Dev. Auth. Rev. Wtr. Dev.- Fresh Wtr. Ser.	Aa1		5.125	12/01/18	3,000	(b)	3,214,620
Richland Cnty Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. B	A-	(c)	6.375	11/15/22	1,000		1,075,240

							30,993,497

Oklahoma 1.8%
Oklahoma Hsg. Fin. Agcy. Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A.	Aaa		4.875	9/01/33	3,245		3,332,485

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Oklahoma St. Tpke. Auth. Tpke. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa		5.00	1/01/16	5,900		6,210,281

							9,542,766

Pennsylvania 0.8%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-	(c)	5.60	7/01/10	685		693,186
Monroe Cnty. Hosp. Auth. Rev., Hosp., Pocono Med. Ctr.,	BBB+	(c)	6.00	1/01/43	1,750		1,822,275
Westmoreland Cnty. Ind. Dev. Auth. Rev., Valley Landfill Proj., A.M.T.	BBB	(c)	5.10	5/01/18	2,000		2,069,640

							4,585,101

Puerto Rico 0.9%
Puerto Rico Comnwlth., PA625, R.I.T.E.S., A.M.B.A.C., T.C.R.S.(h) (cost $583,491; Purchased 3/1/00)	NR		7.00	7/01/10	500		673,260
PA642B, R.I.T.E.S., M.B.I.A. (h) (cost $1,063,523; Purchased 3/29/00)	NR		5.75	7/01/12	1,000		1,270,760
Puerto Rico Comwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. G, F.G.I.C.	Aaa		5.25	7/01/18	2,250		2,449,778
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs. Rev., Ser. J, A.M.T., C.A.B.S., E.T.M.	Baa1		Zero	7/01/06	275		266,263

							4,660,061

South Carolina 2.6%
Berkeley Cnty. Wtr. & Swr. Rev. Sys., M.B.I.A.	Aaa		5.00	6/01/14	1,250		1,347,400
M.B.I.A.	Aaa		5.25	6/01/16	1,000		1,083,400
Charleston Waterworks & Swr. Rev., E.T.M.	Aaa		10.375	1/01/10	5,250		6,228,285
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs Rev., Ref. & Impvt., Palmetto Hlth., Ser. C	Baa1		6.875	8/01/27	3,000		3,315,330
Tobacco Settlement Rev., Ser. B	Baa3		6.375	5/15/28	2,000		2,039,300

							14,013,715

South Dakota 0.2%
Edl. Enhancement Fdng. Corp. Ser. B	Baa3		6.50	6/01/32	1,000		1,025,970

Tennessee 2.1%
Bristol Hlth. & Edl. Fac. Rev., Bristol Mem. Hosp., F.G.I.C.	Aaa		6.75	9/01/10	5,000	(d)	5,691,350
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlth. Care, E.T.M.	A3		6.50	9/01/26	560		657,698
Methodist Hlth. Care, E.T.M.	A3		6.50	9/01/26	940	(b)	1,105,120
Tennessee Hsg. Dev. Agy. Rev., Homeownership

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
PG, A.M.T.	Aa2	5.00	7/01/34	3,925	4,034,625

					11,488,793

Texas 5.5%
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255	1,367,850
TXU Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/29	1,000	1,061,410
Brazos River Auth. Rev., Houston Inds. Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,651,060
Cash Spl. Util. Dist. Rev., Rfdg. Rev. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	1,765	1,882,390
Harris Cnty. Rev., Toll Rd., Ser. B-1	Aaa	5.00	8/15/16	2,500	2,675,525
Houston Util. Sys. Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000	9,597,150
Lower Co. River Auth. Transmission Contract Rev., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250	2,364,683
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000	2,062,380
Panhandle Reg. Hsg. Fin. Corp. Rev., Multi-Family Hsg., Ser. A	Baa1	6.75	3/01/31	1,000	1,048,790
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,091,430
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,441,062

					29,243,730

U. S. Virgin Islands 0.3%
Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fd. Loan Note A	BBB(c)	5.25	10/01/21	1,500	1,581,450

Virginia 2.1%
Gloucester Cnty. Ind. Dev., Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB(c)	5.125	9/01/38	2,300	2,365,849
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Hlth. Sys. Inc., Ser. A	A3	5.60	11/15/30	850	881,781
Richmond Va Met Auth. Expy., Rev., Ref., F.G.I.C.	Aaa	5.25	7/15/17	5,775	6,332,923
Sussex Cnty. Ind., Dev. Auth., Solid Wste., Disp. Rev., Atlantic Wste. Ser. A, A.M.T.	BBB(c)	5.125	6/01/28	1,400	1,440,082

					11,020,635

Washington 5.4%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500	3,833,095
Energy Northwest Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000	4,504,240
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000	3,382,200
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010	4,356,464

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
King Cnty., G.O., Ser. B	Aa1		5.85	12/01/13	6,770	(b)	7,397,985
Skagit Cnty. Cons. Sch. Dist., G.O., No. 320, Mount Vernon, M.B.I.A.	Aaa		5.50	12/01/18	3,255		3,565,950
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50	6/01/26	1,990		2,071,531

							29,111,465

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B(h) (cost $1,952,328; Purchased 6/9/00)	A2		6.75	9/01/30	2,000	(b)	2,339,340

Wisconsin 0.9%
Badger Tobacco Asset Securitization Corp., Asset Bkd.	Baa3		6.125	6/01/27	2,935		2,979,700
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+	(c)	6.00	2/15/25	2,000		2,088,740

							5,068,440

Total long-term investments (cost $500,981,438)							522,290,475

SHORT-TERM INVESTMENTS 1.2%
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D.(g)	VMIG2		2.53	4/01/05	700		700,000
Gas Facs., Delmarva Pwr. & Lt., A.M.T., F.R.D.D.(g)	VMIG2		2.53	4/01/05	900		900,000

							1,600,000

Illinois 0.3%
Mun. Secs. Trust Cert., Ser. 2000-93 A, 144A, A.M.B.A.C., A.M.T., F.R.D.D.(g)	A-1	(c)	2.32	4/01/05	1,600		1,600,000

South Carolina 0.1%
Florence Cnty. Solid Wste. Disp. & Wstewtr. Treatment Rev., Roche Carolina Proj., A.M.T., F.R.D.D.(g)	A-1+	(c)	2.37	4/01/05	750		750,000

Virginia 0.5%
King George Cnty. Ind., Dev. Auth. Exempt Fac. Rev.,
Birchwood Power Partners Proj., Ser. 95, F.R.D.D., A,M,T.(g)	A-1	(c)	2.40	4/01/05	1,500		1,500,000
Birchwood Power Partners, Ser. 96A, F.R.D.D., A.M.T.(g)	A-1	(c)	2.40	4/01/05	1,350		1,350,000

Dryden National Municipals Fund, Inc.

Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
					2,850,000

Total short-term investments (cost $6,800,000)					6,800,000

Total Investments 98.7% (cost $507,781,438)(j)					529,090,475
Variation margin on open future contracts, net (i)					(223,969)
Other assets in excess of liabilities(i) 1.3%					6,967,450

Net Assets 100%					$535,833,956

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A. – American Capital Access

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A. M. T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O P. – Certificate of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.H.A. – Federal Housing Administration

F.H.L.M.C. – Federal Home Loan Mortgage Association

F.N.M.A. – Federal National Mortgage Association

F.R.D.D. – Floating Rate (Daily) Demand

F.S.A. – Financial Security Assurance

G.N.M.A. – Government National Mortgage Association

G.O. – General Obligation

LLC – Limited Liability Company

M.B.I.A. – Municipal Bond Insurance Corporation

T.C.R.S. – Transferable Custodial Receipts

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts

X.L.C.A. – X.L. Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)	Standard & Poor’s rating.

(d)	All or portion of security segregated as collateral for financial futures contracts.

(e)	Represent issuer in default on interest payments; non-income producing security.

(f)	Fair valued security.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at a par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(h)	Indicates security is illiquid and restricted to resale. The aggregate cost of such security is $15,655,120. The aggregate value of $17,344,234 is approximately 3.2% of net assets.

(i)	Open futures contracts outstanding at March 31, 2005 were as follows :

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
98	5yr US T-Note	Jun. 2005	$10,495,187	$10,548,914	$(53,727)
10	2yr US T-Note	Jun. 2005	2,068,906	2,066,574	2,332

					$(51,395)

Short Positions
140	10yr US T-Note	Jun. 2005	15,297,187	15,316,950	$19,763
265	US Treasury Bond	Jun. 2005	29,514,375	29,592,116	77,741

					$97,504

(j)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$507,444,499	$24,060,215	$2,414,239	$21,645,976

The differences between book and tax basis are primarily attributable to differences in the treatment of premium amortization and of accreting market discount for book and tax purposes.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Note 1. Significant Accounting Policies (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.